Intangible Assets (Details) - Nukkleus Inc.[Member] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Intangible Assets [Abstract]
Amortization expense	$ 592,891	$ 592,891	$ 1,185,783	$ 1,504,834	$ 2,690,617	$ 469,286
Cost of revenue financial services	526,601	526,601	1,053,202	1,373,190	2,426,393	469,286
Operating expenses	$ 66,290	$ 66,290	$ 132,581	$ 131,644	$ 264,224	$ 0